PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Plan Details (Details) - IDR (Rp) Rp in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Employer's contributions	Rp (205,000)	Rp (233,000)
The company | Funded pension
Disclosure of defined benefit plans [line items]
Percentage of companies share in total plan assets	1.73%	1.75%
Percentage of Debt Instruments Contributed to Fair Value of Plan Assets	1.80%	1.73%
Actual return on plan asset	Rp 1,121,000	Rp 1,858,000
Minimum FSR required for non contribution to fund	105.00%
Funding sufficiency ratio	105.00%
Projected pension benefit obligations (prepaid pension benefit cost) at beginning of year	Rp 2,338,000	1,057,000
Net periodic pension benefit cost	562,000	398,000
Employer's contributions	(205,000)	(233,000)
Actuarial losses recognised in OCI	2,741,000	1,514,000
Return on plan assets (excluding amount included in net interest expense)	201,000	(398,000)
Benefits paid by employer	(80,000)
Projected pension benefit obligations at end of year	5,557,000	2,338,000
The company | Funded pension | Series B shares
Disclosure of defined benefit plans [line items]
Equity instruments	338,000	346,000
The company | Funded pension | Corporate bonds
Disclosure of defined benefit plans [line items]
Debt instruments	352,000	Rp 341,000
The company | Retired before end of June 2002
Disclosure of defined benefit plans [line items]
Maximum monthly pension benefits, settlements made	Rp 80,000